Revenues	12 Months Ended
Dec. 31, 2020
Revenue Recognition [Abstract]
Revenues

Note 3. Revenues

Disaggregation of Revenues

The following table present the Company’s revenues disaggregated by geographical region (based on the Company's customers’ location) and revenue type for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018
	(U.S. $ in thousands)
Americas
Products	$205,741	$257,119	$251,589
Service	$137,736	158,743	158,152
Total Americas	$343,477	415,862	409,741

EMEA
Products	78,105	98,693	119,151
Service	23,479	26,274	28,011
Total EMEA	101,584	124,967	147,162

Asia Pacific
Products	55,936	74,934	85,764
Service	19,820	20,317	20,570
Total Asia Pacific	75,756	95,251	106,334

Total Revenues	$520,817	$636,080	$663,237

The following table present the Company’s revenues disaggregated based on the timing of revenue recognize for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018
Revenues recognized in point in time from:
Products	$339,782	$430,746	$456,504
Services	40,405	43,885	130,973
Total revenues recognized in point in time	380,187	474,631	587,477

Revenues recognized over time from:
Services	140,630	161,449	75,760
Total revenues recognized over time	140,630	161,449	75,760

Total Revenues	$520,817	$636,080	$663,237

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of December 31, 2020.

Contract liabilities include advance payments and billings in excess of revenue recognized. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of December 31, 2020 and 2019 were as follows:

	December 31,	December 31,
	2020	2019
	U.S. $ in thousands
Deferred revenue*	63,392	68,307

*Includes $14.3 million and $16.0 million under long term deferred revenue in the Company's consolidated balance sheets as of December 31, 2020 and December 31, 2019, respectively.

Revenue recognized in 2020 and 2019 that was included in deferred revenue balance as of January 1, 2020 and 2019, was $50.1 million and $50.2 million, respectively.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of December 31, 2020 and 2019 the total RPO amounted to $85.7 million and $88.4 million, respectively. The Company expects to recognize $71.5 million of this RPO during the next 12 months, $8.8 million over the subsequent 12 months and the remainder thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. The Company determined the period of benefit by taking into consideration customer contracts including renewals, the technology and other factors. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of December 31, 2020 and 2019, the deferred commission amounted to $5.0 million and $3.9 million, respectively.